Note 3 - Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
	December 31,
	2012	2011
Real estate - residential mortgage:
One to four family units	$2,280,856	$1,671,245
Multi-family	-	-
Real estate - construction	6,274,241	8,514,187
Real estate - commercial	3,663,771	4,082,416
Commercial loans	2,793,457	2,377,081
Consumer and other loans	318,963	357,060
Total	$15,331,288	$17,001,989

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	December 31, 2012
	Number of Loans	Pre-Modification Outstanding Recorded Balance	Post-Modification Outstanding Recorded Balance
Real estate - residential mortgage:
One to four family units	3	$1,317,070	$1,689,268
Multi-family	-	-	-
Real estate - construction	3	7,626,970	8,193,713
Real estate - commercial	2	2,316,745	2,316,745
Commercial loans	2	2,270,030	1,844,113
Consumer and other loans	-	-	-
Total	10	$13,530,815	$14,043,839
	December 31, 2011
	Number of Loans	Pre-Modification Outstanding Recorded Balance	Post-Modification Outstanding Recorded Balance
Real estate - residential mortgage:
One to four family units	-	$-	$-
Multi-family	-	-	-
Real estate - construction	3	8,526,970	8,925,340
Real estate - commercial	3	6,526,382	4,591,406
Commercial loans	-	-	-
Consumer and other loans	-	-	-
Total	6	$15,053,352	$13,516,746

Financing Receivable Credit Quality Indicators [Table Text Block]
As of December 31, 2012
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Total
	(In Thousands)
Rating:
Pass	$35,775	$156,448	$94,209	$45,133	$88,230	$15,840	$435,635
Special Mention	6,868	4,976	1,636	1,272	2,255	93	17,100
Substandard	5,581	6,337	3,507	-	4,742	784	20,951
Doubtful	693	-	30	-	-	-	723
Total	$48,917	$167,761	$99,382	$46,405	$95,227	$16,717	$474,409
As of December 31, 2011
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Total
	(In Thousands)
Rating:
Pass	$27,646	$162,019	$91,503	$42,668	$80,529	$19,522	$423,887
Special Mention	6,372	20,406	3,214	498	2,183	309	32,982
Substandard	10,894	12,431	3,314	-	5,376	927	32,942
Total	$44,912	$194,856	$98,031	$43,166	$88,088	$20,758	$489,811

Loan Balance by Category [Member]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,
	2012	2011
Real estate - residential mortgage:
One to four family units	$99,381,934	$98,030,718
Multi-family	46,405,034	43,165,695
Real estate - construction	48,917,296	44,912,049
Real estate - commercial	167,760,850	194,856,374
Commercial loans	95,226,762	88,088,580
Consumer and other loans	16,716,858	20,758,027
Total loans	474,408,734	489,811,443
Less:
Allowance for loan losses	(8,740,325)	(10,613,145)
Deferred loan fees/costs, net	(136,436)	(237,562)
Net loans	$465,531,973	$478,960,736

Aging of Loans [Member]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
As of December 31, 2012
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days and Accruing
	(In Thousands)
Real estate - residential mortgage:
One to four family units	$52	$4	$-	$56	$99,326	$99,382	$-
Multi-family	-	-	-	-	46,405	46,405	-
Real estate - construction	22	28	640	690	48,227	48,917	-
Real estate - commercial	-	352	-	352	167,409	167,761	-
Commercial loans	10	610	785	1,405	93,822	95,227	-
Consumer and other loans	57	-	-	57	16,660	16,717	-
Total	$141	$994	$1,425	$2,560	$471,849	$474,409	$-
As of December 31, 2011
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days and Accruing
	(In Thousands)
Real estate - residential mortgage:
One to four family units	$5	$206	$33	$244	$97,787	$98,031	$-
Multi-family	-	-	-	-	43,166	43,166	-
Real estate - construction	728	-	157	885	44,027	44,912	-
Real estate - commercial	167	-	1,193	1,360	193,496	194,856	-
Commercial loans	32	-	548	580	87,508	88,088	-
Consumer and other loans	14	18	20	52	20,706	20,758	-
Total	$946	$224	$1,951	$3,121	$486,690	$489,811	$-

Recorded Investment in Loans [Member]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
As of December 31, 2012
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Unallocated	Total
Allowance for loan losses:	(In Thousands)
Balance, beginning of year	$2,508	$2,725	$1,735	$390	$1,948	$372	$935	$10,613
Provision charged to expense	1,324	683	(179)	(106)	5,090	(81)	(781)	$5,950
Losses charged off	(1,335)	(985)	(265)	-	(5,547)	(73)	-	$(8,205)
Recoveries	28	94	25	-	198	37	-	$382
Balance, end of year	$2,525	$2,517	$1,316	$284	$1,689	$255	$154	$8,740
Ending balance: individually evaluated for impairment	$608	$180	$90	$-	$441	$48	$-	$1,367
Ending balance: collectively evaluated for impairment	$2,087	$2,167	$1,226	$284	$1,248	$207	$154	$7,373
Loans:
Ending balance: individually evaluated for impairment	$6,275	$5,673	$2,360	$-	$2,555	$414	$-	$17,277
Ending balance: collectively evaluated for impairment	$42,642	$162,088	$97,022	$46,405	$92,672	$16,303	$-	$457,132
As of December 31, 2011
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Unallocated	Total
Allowance for loan losses:	(In Thousands)
Balance, beginning of year	$4,547	$3,125	$1,713	$528	$2,483	$687	$-	$13,083
Provision charged to expense	265	2,123	943	(138)	505	(1,283)	935	$3,350
Losses charged off	(2,381)	(2,744)	(966)	-	(1,362)	(322)	-	$(7,775)
Recoveries	77	221	45	-	322	1,290	-	$1,955
Balance, end of year	$2,508	$2,725	$1,735	$390	$1,948	$372	$935	$10,613
Ending balance: individually evaluated for impairment	$1,355	$659	$127	$-	$399	$72	$-	$2,612
Ending balance: collectively evaluated for impairment	$1,153	$2,066	$1,608	$390	$1,549	$300	$935	$8,001
Loans:
Ending balance: individually evaluated for impairment	$8,515	$5,019	$1,819	$-	$3,048	$653	$-	$19,054
Ending balance: collectively evaluated for impairment	$36,397	$189,837	$96,212	$43,166	$85,040	$20,105	$-	$470,757
As of December 31, 2010
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Unallocated	Total
Allowance for loan losses:	(In Thousands)
Balance, beginning of year	$2,810	$2,923	$1,646	$393	$3,554	$2,750	$-	$14,076
Provision charged to expense	5,620	563	948	135	716	(2,782)	-	$5,200
Losses charged off	(3,893)	(373)	(906)	-	(1,847)	(366)	-	$(7,385)
Recoveries	10	12	25	-	60	1,085	-	$1,192
Balance, end of year	$4,547	$3,125	$1,713	$528	$2,483	$687	$-	$13,083
Ending balance: individually evaluated for impairment	$3,134	$1,384	$149	$-	$1,052	$307	$-	$6,026
Ending balance: collectively evaluated for impairment	$1,413	$1,741	$1,564	$528	$1,431	$380	$-	$7,057
Loans:
Ending balance: individually evaluated for impairment	$9,281	$5,150	$3,363	$-	$8,409	$1,008	$-	$27,211
Ending balance: collectively evaluated for impairment	$54,027	$190,740	$99,689	$44,138	$77,019	$22,418	$-	$488,031

Recorded Investment in Impaired Loans [Member]
Impaired Financing Receivables [Table Text Block]
As of December 31, 2012
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
	(In Thousands)
Loans without a specific valuation allowance
Real estate - residential mortgage:
One to four family units	$2,245	$2,271	$-	$1,961	$20
Multi-family	-	-	-	-	-
Real estate - construction	5,015	5,575	-	3,528	-
Real estate - commercial	2,430	2,755	-	4,054	65
Commercial loans	318	689	-	1,831	17
Consumer and other loans	103	103	-	266	11
Loans with a specific valuation allowance
Real estate - residential mortgage:
One to four family units	$115	$130	$90	$315	$-
Multi-family	-	-	-	-	-
Real estate - construction	1,260	1,260	608	3,316	-
Real estate - commercial	3,243	3,243	180	6,913	-
Commercial loans	2,237	2,237	441	3,408	-
Consumer and other loans	311	311	48	307	-
Total
Real estate - residential mortgage:
One to four family units	$2,360	$2,401	$90	$2,276	$20
Multi-family	-	-	-	-	-
Real estate - construction	6,275	6,835	608	6,844	-
Real estate - commercial	5,673	5,998	180	10,967	65
Commercial loans	2,555	2,926	441	5,239	17
Consumer and other loans	414	414	48	573	11
Total	$17,277	$18,574	$1,367	$25,899	$113
As of December 31, 2011
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
	(In Thousands)
Loans without a specific valuation allowance
Real estate - residential mortgage:
One to four family units	$1,424	$1,424	$-	$2,373	$50
Multi-family	-	-	-	-	-
Real estate - construction	1,181	1,181	-	3,705	-
Real estate - commercial	4,646	5,985	-	4,609	57
Commercial loans	1,148	1,459	-	1,573	55
Consumer and other loans	376	376	-	458	37
Loans with a specific valuation allowance
Real estate - residential mortgage:
One to four family units	$395	$421	$127	$1,396	$-
Multi-family	-	-	-	-	-
Real estate - construction	7,334	7,854	1,355	7,697	-
Real estate - commercial	373	373	659	2,189	-
Commercial loans	1,900	1,900	399	2,790	-
Consumer and other loans	277	277	72	381	-
Total
Real estate - residential mortgage:
One to four family units	$1,819	$1,845	$127	$3,769	$50
Multi-family	-	-	-	-	-
Real estate - construction	8,515	9,035	1,355	11,402	-
Real estate - commercial	5,019	6,358	659	6,798	57
Commercial loans	3,048	3,359	399	4,363	55
Consumer and other loans	653	653	72	839	37
Total	$19,054	$21,250	$2,612	$27,171	$199

Modification Type [Member]
Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	December 31, 2012
	Interest Rate	Term	Combination	Total Modification
Real estate - residential mortgage:
One to four family units	$305,600	$1,383,668	$-	$1,689,268
Multi-family	-	-	-	-
Real estate - construction	6,884,800	1,308,913	-	8,193,713
Real estate - commercial	-	391,745	1,925,000	2,316,745
Commercial loans	-	1,844,113	-	1,844,113
Consumer and other loans	-	-	-	-
Total	$7,190,400	$4,928,439	$1,925,000	$14,043,839
	December 31, 2011
	Interest Rate	Term	Combination	Total Modification
Real estate - residential mortgage:
One to four family units	$-	$-	$-	$-
Multi-family	-	-	-	-
Real estate - construction	6,884,800	2,040,540	-	8,925,340
Real estate - commercial	-	-	4,591,406	4,591,406
Commercial loans	-	-	-	-
Consumer and other loans	-	-	-	-
Total	$6,884,800	$2,040,540	$4,591,406	$13,516,746